Salaries and social security expenses	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Salaries and social security expenses	Salaries and social security expenses

	2023	2022	2021
Wages and salaries (i)	127,113	132,010	101,818
Social security costs	41,404	36,932	30,296
Equity-settled share-based compensation	8,581	10,227	6,406
	177,098	179,169	138,520
(i)Includes US$35,007, US$30,014 and US$25,105, capitalized in Property, Plant and Equipment for the years 2023, 2022 and 2021, respectively.